Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-1

Collection Period	02/01/14 - 02/28/14
Determination Date	3/10/2014
Distribution Date	3/17/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$935,000,026.30
2.	Collections allocable to Principal				$24,783,967.35
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$2,832.27

5.	Pool Balance on the close of the last day of the related Collection Period				$910,213,226.68
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				58,422
7.	Initial Pool Balance				$935,000,026.30

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$164,000,000.00		$135,151,686.15
	b.	Class A-2 Note Balance	$306,000,000.00		$306,000,000.00
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$119,030,000.00		$119,030,000.00
	e.	Class B Note Balance	$14,960,000.00		$14,960,000.00
	f.	Class C Note Balance	$22,440,000.00		$22,440,000.00
	g.	Class D Note Balance	$20,570,000.00		$20,570,000.00

	h.	Note Balance (sum a - g)	$935,000,000.00		$906,151,686.15

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	1.0000000		0.8240956
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	1.0000000		0.9691462

10.	Overcollateralization Target Amount				$5,461,279.36

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,061,540.53

12.	Weighted Average Coupon			%	7.21%
13.	Weighted Average Original Term			months	65.43
14.	Weighted Average Remaining Term			months	60.09

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,469,360.49
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,469,360.49

16.	Principal:
	a.	Collections allocable to Principal			$24,783,967.35
	b.	Liquidation Proceeds allocable to Principal			$1,129.00
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$24,785,096.35

17.	Total Finance Charge and Principal Collections (15d+16d)				$30,254,456.84
18.	Interest Income from Collection Account				$484.06
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$30,254,940.90

Available Funds

21.	Available Collections		$30,254,940.90
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$30,254,940.90

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$779,166.69
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$779,166.69

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,843.75
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,843.75

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$28,563.33
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$28,563.33

	e.	Class A-2 Monthly Interest	$131,835.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$131,835.00

	i.	Class A-3 Monthly Interest	$208,560.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$208,560.00

	m.	Class A-4 Monthly Interest	$144,026.30
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,026.30

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$23,175.53
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$23,175.53

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$39,700.10
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$39,700.10

32.	Tertiary Principal Distributable Amount		$4,216,773.32

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$45,819.68
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$45,819.68

34.	Quaternary Principal Distributable Amount		$20,570,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$26,193,463.70

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,461,279.36

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,469,360.49
	b.	Total Daily Deposits of Principal Collections	$24,785,096.35
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$484.06

	e.	Total Deposits to Collection Account (sum a - d)	$30,254,940.90

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$779,166.69
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,843.75
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,469,930.46
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00

	f.	Total Withdrawals from Collection Account (sum a - e)	$30,254,940.90

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$28,563.33
	b.	Class A-2 Interest Distribution	$131,835.00
	c.	Class A-3 Interest Distribution	$208,560.00
	d.	Class A-4 Interest Distribution	$144,026.30
	e.	Class B Interest Distribution	$23,175.53
	f.	Class C Interest Distribution	$39,700.10
	g.	Class D Interest Distribution	$45,819.68
	h.	Class A-1 Principal Distribution	$28,848,313.85
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$29,469,993.79

44.	Withdrawals
	a.	Class A-1 Distribution	$28,876,877.18
	b.	Class A-2 Distribution	$131,835.00
	c.	Class A-3 Distribution	$208,560.00
	d.	Class A-4 Distribution	$144,026.30
	e.	Class B Distribution	$23,175.53
	f.	Class C Distribution	$39,700.10
	g.	Class D Distribution	$45,819.68

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$29,469,993.79

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$0.00
	b.	Reserve Account surplus (Ln 55)	$0.00

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

46.	Withdrawals
	a.	Certificateholder Distribution	$0.00

	b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,337,500.07	$2,337,500.07
	b.	Note Balance	$906,151,686.15

48.	Required Reserve Account Amount		$2,337,500.07

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,337,500.07
50.	Investment Earnings			$63.33
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,337,563.40
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$63.33
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$0.00

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,337,500.07
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$779,166.69
60.	Amount to be paid to Backup Servicer from the Collection Account			$5,843.75
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$29,469,930.46
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$63.33
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$28,876,877.18
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$131,835.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$208,560.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$144,026.30
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$23,175.53
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$39,700.10
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$45,819.68
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$1,703.27
74.	Cumulative Net Losses			$1,703.27
75.	Cumulative Net Loss Percentage			0.0002%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	290	$4,017,426.39
	b.	61 to 90 days past due	4	$97,147.48
	c.	91 or more days past due	1	$13,741.08

	d.	Total Past Due (sum a-c)	295	4,128,314.95

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,278,288,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 10, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer